FINANCIAL INSTRUMENTS - Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Transfers from Level 1 into Level 2	$ 0	$ 0	$ 0
Transfers from Level 2 into Level 1	$ 0	$ 0	$ 0
Discounted cash flow | JAML silent partnership agreement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	6.00%
Discounted cash flow | Hudson agreement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Discount rate	12.00%	12.00%
Financial liabilities, at fair value	$ 69,526	$ 65,870
Other current liabilities | Discounted cash flow | Hudson agreement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value		8,383
Other non-current liabilities | Discounted cash flow | Silent partnership agreements with third party investors | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value		$ 121,940
Other non-current liabilities | Discounted cash flow | JAML silent partnership agreement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Decrease in carrying amount of liabilities due to increase in discount rate	$ (29)	$ (31)
Sensitivity analysis, estimated increase in electricity income	5.00%	5.00%
Increase in carrying amount of liabilities due to increase in electricity income	$ 63	$ 63
Financial liabilities, at fair value	$ 1,394	$ 1,378
Other non-current liabilities | Discounted cash flow | Hudson agreement | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Decrease in carrying amount of liabilities due to increase in discount rate	$ (1,876)	$ (1,973)
Financial liabilities, at fair value		57,487
Other non-current liabilities | Discounted cash flow | JPY 2,300 million and 1,570 million loan agreements | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,110	1,117
Other non-current liabilities | Discounted cash flow | USD 5.65 million and 20.2 million loan agreements | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	291	10
Interest rate swap | Discounted cash flow | USD 5.65 million and 20.2 million loan agreements | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value		$ 224
Amounts due from related parties-non-current | Income approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial assets at fair value	$ 4,656
Discount rate	3.00%
Amounts due from related parties-non-current | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%
Decrease in carrying amount of liabilities due to increase in discount rate	$ 47
Sensitivity analysis, estimated increase in electricity income	5.00%
Increase in carrying amount of liabilities due to increase in electricity income	$ 168
Other non-current assets | Income approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial assets at fair value	$ 6,416
Discount rate	17.52%